Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit protection sold/purchased
Credit protection sold	SFr (221.9)	SFr (201.6)
Credit protection purchased	210.8	195.1
Net credit protection (sold)/purchased	(11.1)	(6.5)
Other protection purchased	88.7	63.0
Fair value of credit protection sold	3.1	(0.7)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(16.7)	(9.7)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(61.1)	(41.9)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(140.4)	(135.5)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.4)	(24.2)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(17.2)	(16.6)
Credit protection purchased	15.4	15.2
Net credit protection (sold)/purchased	(1.8)	(1.4)
Other protection purchased	4.1	5.5
Fair value of credit protection sold	0.0	(0.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(204.7)	(185.0)
Credit protection purchased	195.4	179.9
Net credit protection (sold)/purchased	(9.3)	(5.1)
Other protection purchased	84.6	57.5
Fair value of credit protection sold	3.1	(0.6)
Investment grade
Credit protection sold/purchased
Credit protection sold	(162.1)	(148.9)
Credit protection purchased	156.8	145.5
Net credit protection (sold)/purchased	(5.3)	(3.4)
Other protection purchased	55.5	36.9
Fair value of credit protection sold	1.2	(0.6)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(59.8)	(52.7)
Credit protection purchased	54.0	49.6
Net credit protection (sold)/purchased	(5.8)	(3.1)
Other protection purchased	33.2	26.1
Fair value of credit protection sold	1.9	(0.1)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(84.7)	(72.2)
Credit protection purchased	77.4	67.4
Net credit protection (sold)/purchased	(7.3)	(4.8)
Other protection purchased	27.6	29.5
Fair value of credit protection sold	1.4	0.0
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(19.2)	(13.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(60.6)	(54.9)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.9)	(4.2)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(17.2)	(16.4)
Credit protection purchased	15.4	15.0
Net credit protection (sold)/purchased	(1.8)	(1.4)
Other protection purchased	4.1	5.5
Fair value of credit protection sold	0.0	(0.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(67.5)	(55.8)
Credit protection purchased	62.0	52.4
Net credit protection (sold)/purchased	(5.5)	(3.4)
Other protection purchased	23.5	24.0
Fair value of credit protection sold	1.4	0.1
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(52.6)	(46.0)
Credit protection purchased	47.9	43.1
Net credit protection (sold)/purchased	(4.7)	(2.9)
Other protection purchased	11.5	11.8
Fair value of credit protection sold	0.5	0.2
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(32.1)	(26.2)
Credit protection purchased	29.5	24.3
Net credit protection (sold)/purchased	(2.6)	(1.9)
Other protection purchased	16.1	17.7
Fair value of credit protection sold	0.9	(0.2)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(137.2)	(129.4)
Credit protection purchased	133.4	127.7
Net credit protection (sold)/purchased	(3.8)	(1.7)
Other protection purchased	61.1	33.5
Fair value of credit protection sold	1.7	(0.7)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(41.9)	(28.8)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(79.8)	(80.6)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(15.5)	(20.0)
Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	0.0	(0.2)
Credit protection purchased	0.0	0.2
Net credit protection (sold)/purchased	0.0	0.0
Other protection purchased	0.0	0.0
Fair value of credit protection sold	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(137.2)	(129.2)
Credit protection purchased	133.4	127.5
Net credit protection (sold)/purchased	(3.8)	(1.7)
Other protection purchased	61.1	33.5
Fair value of credit protection sold	1.7	(0.7)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(109.5)	(102.9)
Credit protection purchased	108.9	102.4
Net credit protection (sold)/purchased	(0.6)	(0.5)
Other protection purchased	44.0	25.1
Fair value of credit protection sold	0.7	(0.8)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(27.7)	(26.5)
Credit protection purchased	24.5	25.3
Net credit protection (sold)/purchased	(3.2)	(1.2)
Other protection purchased	17.1	8.4
Fair value of credit protection sold	SFr 1.0	SFr 0.1